Income Taxes	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Income Taxes
6	.	INCOME TAXES
		The details of income tax expense (benefit) are as follows:

			Years Ended September 30
			2011	2010

		Current income taxes:
		Federal	$(178,190)	$543,852
		State	263,898	228,008

		Total current income taxes	85,708	771,860

		Deferred income taxes:
		Federal	2,586,877	1,746,425
		State	189,224	202,871

		Total deferred income taxes	2,776,101	1,949,296

		Amortization of investment tax credits	(14,698)	(30,155)

		Total income tax expense	$2,847,111	$2,691,001

Income tax expense for the years ended September 30, 2011 and 2010 differed from amounts computed by applying the U.S. Federal income tax rate of 34% to earnings before income taxes due to the following:

	Years Ended September 30
	2011	2010

Income before income taxes	$7,500,584	$7,136,437

Income tax expense computed at the federal
statutory rate	$2,550,199	$2,426,389
State income taxes, net of federal income
tax benefit	299,061	284,380
Amortization of investment tax credits	(14,698)	(30,155)
Other, net	12,549	10,387

Total income tax expense	$2,847,111	$2,691,001

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities are as follows:

	September 30
	2011	2010

Deferred tax assets:
Allowance for uncollectibles	$25,075	$24,778
Accrued pension and postretirement medical benefits	2,487,668	2,278,268
Accrued vacation	222,233	215,548
Over-recovery of gas costs	134,939	1,011,544
Costs of gas held in storage	995,956	913,725
Deferred compensation	514,993	464,789
Interest rate swap	1,257,302	1,342,472
Other	191,919	208,900

Total gross deferred tax assets	5,830,085	6,460,024

Deferred tax liabilities:
Utility plant	12,707,133	10,394,768
Accrued gas costs	179,244	488,397

Total gross deferred tax liabilities	12,886,377	10,883,165

Net deferred tax liability	$7,056,292	$4,423,141

FASB ASC No. 740 - Income Taxes provides for the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recognized in the financial statements. The Company has evaluated its tax positions and accordingly has not identified any significant additional uncertain tax positions. The Company's policy is to classify interest associated with uncertain tax positions as interest expense in the financial statements. Penalties are classified under other expense.

The Company files federal income tax returns and state income tax returns in Virginia and West Virginia. The federal returns and the state returns for both Virginia and West Virginia for the tax years ended prior to September 30, 2008 are no longer subject to examination.